EATON VANCE MUTUAL FUNDS TRUST The Eaton Vance Building 255 State Street Boston, MA 02109 Telephone: (617) 482-8260 Telecopy: (617) 338-8054

CERTIFICATION

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Eaton Vance Mutual Funds Trust (the “Registrant”) (1933 Act File No. 2-90946) certifies (a) that the form of prospectus and statement of additional information dated November 29, 2007 with respect to Eaton Vance Tax-Managed Value Fund – Class I Shares, do not differ materially from those contained in Post-Effective Amendment No. 131 (“Amendment No. 131”) to the Registrant’s Registration Statement on Form N-1A, and (b) that Amendment No. 131 was filed electronically with the Commission (Accession No. 0000940394-07-002010) on November 26, 2007.

EATON VANCE MUTUAL FUNDS TRUST

By: /s/ Maureen A. Gemma
Maureen A. Gemma
Secretary

Dated: December 3, 2007